PARENT COMPANY (Condensed Statement of Income) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
INCOME
Interest on loans									$ 2,324	$ 1,640	$ 1,579
Total interest and dividend income	$ 1,789	$ 1,764	$ 1,622	$ 1,637	$ 1,581	$ 1,740	$ 1,537	$ 1,520	6,812	6,378	5,821
OTHER OPERATING EXPENSE	947	939	944	943	909	894	988	915	3,773	3,706	3,675
INCOME BEFORE INCOME TAXES	602	533	486	503	499	663	391	452	2,124	2,005	1,393
INCOME TAX EXPENSE	210	204	193	192	177	203	125	153	799	658	473
NET INCOME	$ 392	$ 329	$ 293	$ 311	$ 322	$ 460	$ 266	$ 299	1,325	1,347	920
Parent Company [Member]
INCOME
Interest on loans									48	40	4
Interest on investment and mortgage-backed securities									3
Dividend from subsidiary									1,200	1,225	725
Interest-earning deposits with subsidiary bank									1	1	2
Total interest and dividend income									1,252	1,266	731
OTHER OPERATING EXPENSE									125	123	138
Income (loss) before equity in undistributed earnings of subsidiary									1,127	1,143	593
Equity in undistributed earnings of subsidiary									170	173	283
INCOME BEFORE INCOME TAXES									1,297	1,316	876
INCOME TAX EXPENSE									(28)	(31)	(44)
NET INCOME									$ 1,325	$ 1,347	$ 920